Fair Value of Financial Instruments not carried at Fair Value	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]

Fair Value of Financial Instruments not carried at Fair Value

Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine these fair values.

For the following financial instruments which are predominantly short-term the carrying value represents a reasonable estimate of the fair value:

Assets	Liabilities
Cash and central bank balances	Deposits
Interbank balances (w/o central banks)	Central bank funds purchased and securities sold under repurchase agreements
Central bank funds sold and securities purchased under resale agreements	Securities loaned
Securities borrowed	Other short-term borrowings
Other financial assets	Other financial liabilities

For retail lending portfolios with a large number of homogenous loans (e.g. residential mortgages), the fair value is calculated for each product segment by discounting the portfolio’s contractual cash flows using the Group’s new loan rates for lending to issuers of similar credit quality. Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are considered to also be fair value.

The fair value of corporate lending portfolio is estimated by discounting the loan till its maturity with loan specific credit spreads and funding costs for the Group.

For long-term debt and trust preferred securities, fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market.

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Dec 31, 2019
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	137,592	137,592	137,592	0	0
Interbank balances (w/o central banks)	9,636	9,636	116	9,520	0
Central bank funds sold and securities purchased under resale agreements	13,801	13,801	0	13,801	0
Securities borrowed	428	428	0	428	0
Loans	429,841	436,997	0	11,376	425,620
Other financial assets	94,157	94,423	15,960	78,463	0
Financial liabilities:
Deposits	572,208	572,596	120	572,476	0
Central bank funds purchased and securities sold under repurchase agreements	3,115	3,114	0	3,114	0
Securities loaned	259	259	0	259	0
Other short-term borrowings	5,218	5,221	0	5,219	2
Other financial liabilities	87,669	87,669	1,898	85,771	0
Long-term debt	136,473	136,494	0	125,344	11,150
Trust preferred securities	2,013	2,236	0	2,236	0

	Dec 31, 2018
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	188,731	188,731	188,731	0	0
Interbank balances (w/o central banks)	8,881	8,881	78	8,804	0
Central bank funds sold and securities purchased under resale agreements	8,222	8,223	0	8,223	0
Securities borrowed	3,396	3,396	0	3,396	0
Loans	400,297	395,900	0	10,870	385,029
Other financial assets	80,089	80,193	850	79,343	1
Financial liabilities:
Deposits	564,405	564,637	516	563,850	272
Central bank funds purchased and securities sold under repurchase agreements	4,867	4,867	0	4,867	0
Securities loaned	3,359	3,359	0	3,359	0
Other short-term borrowings	14,158	14,159	0	14,159	0
Other financial liabilities	100,683	100,683	1,816	98,866	1
Long-term debt	152,083	149,128	0	140,961	8,167
Trust preferred securities	3,168	3,114	0	3,114	0

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates".

For loans, the difference between fair value and carrying value is due to the effect of product margin movements since initial recognition.

For long-term debt and trust preferred securities, the difference between fair value and carrying value is due to the effect of changes in the rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to when the instrument was issued.